Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000117929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R6
Trading Symbol	MGLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings

United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074276 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R4
Trading Symbol	MGLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings

United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074275 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R3
Trading Symbol	MGLLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074274 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R2
Trading Symbol	MGLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074273 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R1
Trading Symbol	MGLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$99	1.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings

United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class I
Trading Symbol	MGLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings

United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class C
Trading Symbol	MGLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	1.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings

United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]

Top ten holdings

Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class B
Trading Symbol	MGLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	1.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

C000074269 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class A
Trading Symbol	MGLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 2,267,395,054
Holdings Count | Holding	60
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%